Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
26. Related Party Transactions
We lease office space in a building located in El Paso, Texas that is owned by an entity controlled by one of our officers. The lease agreement expires in May 2017. Under the terms of the lease, we make annual payments of $0.2 million. For the years ended December 31, 2015, 2014 and 2013, we made rental payments under this lease to the related party of $0.2 million. We have no amounts due as of December 31, 2015, related to this lease agreement.
Beginning on September 30, 2014, NTI began paying MPL for transportation services at published tariff rates. During the year ended December 31, 2015, NTI incurred $55.4 million and $12.6 million in crude transportation costs with MPL for the years ended December 31, 2015 and 2014, respectively. Prior to September 30, 2014, NTI had a crude oil supply and logistics agreement with a third-party and had no direct supply transactions with MPL prior to this date. NTI's Chief Executive Officer is a member of MPL's board of managers.